Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	The Goldman Sachs Group, Inc.
Registration File Number	333-284538
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES